Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during the period	$ 130		$ 80		$ (184)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	(1,466)		1,611		483
Reclassification adjustment	(129)	[1]	(162)	[1]	(48)	[1]
Net unrealized gain (loss) on assets available-for-sale	(1,595)		1,449		435
Defined benefit plans:
Prior service cost arising during the period	(2)		98		0
Net loss arising during the period	732		(298)		(741)
Foreign exchange adjustment	0		0		(4)
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	(209)		(173)		(114)
Total defined benefit plans	939		(27)		(631)
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	136		242		(640)
Reclassification adjustment	(124)		(239)		643
Net unrealized gain (loss) on cash flow hedges	12		3		3
Total other comprehensive income (loss)	(514)		1,505		(377)
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during the period	62		50		(11)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	577		(604)		(177)
Reclassification adjustment	55	[1]	56	[1]	22	[1]
Net unrealized gain (loss) on assets available-for-sale	632		(548)		(155)
Defined benefit plans:
Prior service cost arising during the period	(1)		41		0
Net loss arising during the period	303		(108)		(298)
Foreign exchange adjustment	0		0		1
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	(83)		(69)		(45)
Total defined benefit plans	385		2		(254)
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	(54)		(99)		214
Reclassification adjustment	51		97		(214)
Net unrealized gain (loss) on cash flow hedges	(3)		(2)		0
Total other comprehensive income (loss)	306		(502)		88
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during the period	192		130		(195)
Foreign currency translation adjustments	192		130		(195)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	(889)		1,007		306
Reclassification adjustment	74	[1]	106	[1]	26	[1]
Total unrealized gain (loss) on assets available-for-sale	(963)		901		280
Defined benefit plans:
Prior service cost arising during the period	(1)		57		0
Net loss arising during the period	429		(190)		(443)
Foreign exchange adjustment	0		0		(3)
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	(126)		(104)		(69)
Total defined benefit plans	554		(29)		(377)
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	82		143		(426)
Reclassification adjustment	(73)		(142)		429
Net unrealized gain on cash flow hedges	9		1		3
Total other comprehensive income (loss), net of tax	$ (208)	[2]	$ 1,003	[2]	$ (289)	[2]

[1]	The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains on the Consolidated Income Statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as staff expense on the Consolidated Income Statement. See Note 23 of the Notes to Consolidated Financial Statements for the location of the reclassification adjustment related to cash flow hedges on the Consolidated Income Statement.
[2]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $(249) million for the year ended Dec. 31, 2013, $984 million for the year ended Dec. 31, 2012 and $(272) million for the year ended Dec. 31, 2011.